UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody               New York, NY        August 11, 2006

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                                                         FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                 3
         Form 13F Information Table Entry Total            54
         Form 13F Information Table Value Total:     $308,678 (thousands)

List of Other Included Managers:

         No. Form 13F File No. Name

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC

                                                       Form 13F as of 06/30/06
                                               Reporting Manager: Raiff Partners, Inc.


------------------------- -------- ---------- ----------- ---------------------------- ---------- -------- -------------------------
     Column 1             Column 2  Column 3   Column 4                Column 5        Column 6   Column 7         Column 8

  Name of Issuer           Title     Cusip    Fair Market   Shares or                  Investment              Voting Authority
                          of Class   Number      Value      Principal            Put/  Discretion
                                                              Amount     SH/PRN  Call
                                                                                                  Managers    Sole    Shared  None
                                                                                                               (A)      (B)    (C)
------------------------- -------- ---------- ----------- ---------------------------- ---------- -------- -------------------------

AMERICAN EXPRESS            CS      025816109   3,991,500        75,000    SH          DEFINED     1,2,3       75,000
ANADARKO PETROLEUM          CS      032511107  10,491,800       220,000    SH          DEFINED     1,2,3      220,000
AP ALTERNATIVE ASSETS, LP   CS      00186K101  15,000,000       750,000    SH          DEFINED     1,2,3      750,000
APPLE COMPUTER              CS      037833100  10,308,600       180,000    SH          DEFINED     1,2,3      180,000
BANK OF AMERICA CORP        CS      060505104  12,025,000       250,000    SH          DEFINED     1,2,3      250,000
BEAR STEARNS USD1           CS      073902108  11,906,800        85,000    SH          DEFINED     1,2,3       85,000
BED BATH & BEYOND           CS      075896100   2,321,900        70,000    SH          DEFINED     1,2,3       70,000
BENIHANA INC                CS      082047101   2,723,000       100,000    SH          DEFINED     1,2,3      100,000
BEST BUY                    CS      086516101   6,580,800       120,000    SH          DEFINED     1,2,3      120,000
BON TON STORES INC.         CS      09776J101  13,128,000       600,000    SH          DEFINED     1,2,3      600,000
CERIDIAN CORP               CS      156779100   1,222,000        50,000    SH          DEFINED     1,2,3       50,000
CIT GROUP                   CS      125581108   3,398,850        65,000    SH          DEFINED     1,2,3       65,000
CONOCOPHILLIPS              CS      20825C104   6,880,650       105,000    SH          DEFINED     1,2,3      105,000
CVS                         CS      126650100   8,289,000       270,000    SH          DEFINED     1,2,3      270,000
FOOT LOCKER INC             CS      344849104  12,245,000       500,000    SH          DEFINED     1,2,3      500,000
H J HEINZ CO                CS      423074103  12,572,100       305,000    SH          DEFINED     1,2,3      305,000
HARTFORD FINANCIAL
SERVICES GROUP              CS      416515104   9,729,000       115,000    SH          DEFINED     1,2,3      115,000
HARTMARX CORP               CS      417119104   3,469,200       578,200    SH          DEFINED     1,2,3      578,200
HERSHEY FOODS               CS      427866108   9,912,600       180,000    SH          DEFINED     1,2,3      180,000
INFRASOURCE SERVICES INC    CS      45684P102     910,500        50,000    SH          DEFINED     1,2,3       50,000
J CREW GROUP INC.           CS      46612H402   6,725,250       245,000    SH          DEFINED     1,2,3      245,000
J.P. MORGAN CHASE           CS      46625H100  11,760,000       280,000    SH          DEFINED     1,2,3      280,000
JETBLUE AIRWAYS CORP        CS      477143101     607,000        50,000    SH          DEFINED     1,2,3       50,000
KROGER                      CS      501044101   9,618,400       440,000    SH          DEFINED     1,2,3      440,000
LAZARD LTD.                 CS      G54050102   4,242,000       105,000    SH          DEFINED     1,2,3      105,000
LEGG MASON INC              CS      524901105     497,600         5,000    SH          DEFINED     1,2,3        5,000
LEHMAN BROTHERS             CS      524908100   2,606,000        40,000    SH          DEFINED     1,2,3       40,000
LEHMAN JULY 70 CALLS        CL      5249089GN      31,500         1,400    SH    CALL  DEFINED     1,2,3        1,400
LEUCADIA NATIONAL CORP      CS      527288104   1,751,400        60,000    SH          DEFINED     1,2,3       60,000
LIONS GATE ENTERTAINMENT    CS      535919203   3,556,800       416,000    SH          DEFINED     1,2,3      416,000
MASTERCARD INC              CS      57636Q104   9,360,000       195,000    SH          DEFINED     1,2,3      195,000
MEDIA GENERAL INC           CS      584404107   2,932,300        70,000    SH          DEFINED     1,2,3       70,000
MICROSOFT                   CS      594918104   2,330,000       100,000    SH          DEFINED     1,2,3      100,000
NASDAQ STOCK MARKET         CS      631103108   1,495,000        50,000    SH          DEFINED     1,2,3       50,000
NIKE INC 'B'                CS      654106103   1,620,000        20,000    SH          DEFINED     1,2,3       20,000
NORDSTROM                   CS      655664100  12,227,500       335,000    SH          DEFINED     1,2,3      335,000
NTL INC                     CS      62941W101   1,494,000        60,000    SH          DEFINED     1,2,3       60,000
ORIENT EXPRESS HOTELS LTD   CS      G67743107   4,466,600       115,000    SH          DEFINED     1,2,3      115,000
OXFORD INDUSTRIES INC       CS      691497309     394,100        10,000    SH          DEFINED     1,2,3       10,000
PATHMARK STORES INC         CS      70322A101   2,335,562       248,200    SH          DEFINED     1,2,3      248,200
PGT INC                     CS      69336V101   2,923,000       185,000    SH          DEFINED     1,2,3      185,000




PHILLIPS VAN HEUSEN         CS      718592108   4,006,800       105,000    SH          DEFINED     1,2,3      105,000
POLO RALPH LAUREN CORP      CS      731572103  12,555,630       228,700    SH          DEFINED     1,2,3      228,700
RESTORATION HARDWARE        CS      760981100   1,148,800       160,000    SH          DEFINED     1,2,3      160,000
SEARS HOLDINGS CORP         CS      812350106   1,553,000        10,000    SH          DEFINED     1,2,3       10,000
STAR GAS PARTNERS, LP       CS      85512C105   1,623,276       605,700    SH          DEFINED     1,2,3      605,700
TARGET CORP                 CS      87612e106  12,706,200       260,000    SH          DEFINED     1,2,3      260,000
TD AMERITRADE HOLDING CORP  CS      87236Y108   4,443,000       300,000    SH          DEFINED     1,2,3      300,000
TIFFANY & CO                CS      886547108   3,302,000       100,000    SH          DEFINED     1,2,3      100,000
TRANSOCEAN INC              CS      G90078109  14,056,000       175,000    SH          DEFINED     1,2,3      175,000
UBS AG REGISTERED           CS      H8920G155   7,130,500        65,000    SH          DEFINED     1,2,3       65,000
UNIVERSAL HEALTH
REALTY INCOME TRUST         CS      91359E105     435,765        13,900    SH          DEFINED     1,2,3       13,900
VECTOR GROUP LTD.           CS      92240M108   4,795,375       295,100    SH          DEFINED     1,2,3      295,100
YRC WORLDWIDE INC           CS      984249102     842,200        20,000    SH          DEFINED     1,2,3       20,000

                                              308,678,858

